Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
January 15, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: $232,846 (thousands)

List of Other Included Managers:  None

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                               TITLE
                                OF              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------ --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
Abbott Labs                    COM   002824100   3238    66844.0 SH       SOLE                  43174.0           24100
Altera Corp.                   COM   021441100    647    24580.0 SH       SOLE                  24580.0
American Home Products         COM   026609107    411     6464.0 SH       SOLE                    800.0            5664
BP Amoco PLC - Spons ADR       COM   055622104    804    16791.0 SH       SOLE                  15733.0            1058
Boeing                         COM   097023105    446     6750.0 SH       SOLE                                     6750
Bristol-Myers Squibb           COM   110122108  20363   275412.0 SH       SOLE                 171426.0          104491
CTS Corp.                      COM   126501105   3969   108925.0 SH       SOLE                  60085.0           49260
Callaway Golf Co.              COM   131193104    726    39000.0 SH       SOLE                  24000.0           15000
Chase Manhattan Corp.          COM   16161A108   3830    84301.0 SH       SOLE                  55749.0           29092
Cisco Systems, Inc.            COM   17275R102   1422    37181.0 SH       SOLE                  37021.0             160
Crescent Real Estate Eq        COM   225756105    927    41650.0 SH       SOLE                  41650.0
Dell Computer Corp             COM   247025109   3085   176905.0 SH       SOLE                 116020.0           61980
Dentsply Int'l, Inc.           COM   249030107    235     6015.0 SH       SOLE                   6015.0
Dover Corp.                    COM   260003108   3325    81980.0 SH       SOLE                  55860.0           26585
Eastman Kodak                  COM   277461109    251     6375.0 SH       SOLE                                     6375
Equifax Inc                    COM   294429105   1002    34925.0 SH       SOLE                  34425.0             500
Ethan Allen Interiors          COM   297602104    224     6685.0 SH       SOLE                   6685.0
Expeditors International Wash  COM   302130109    232     4320.0 SH       SOLE                   4320.0
Exxon Mobil Corp               COM   30231g102    480     5523.0 SH       SOLE                   3190.0            2333
Family Dollar Stores           COM   307000109    393    18350.0 SH       SOLE                  18350.0
Fannie Mae                     COM   313586109   1195    13780.0 SH       SOLE                  13780.0
First Data Corp                COM   319963104   3464    65752.0 SH       SOLE                  42430.0           23737
Freddie Mac                    COM   313400301  13311   193266.0 SH       SOLE                 109598.0           84133
General Electric               COM   369604103    864    18029.0 SH       SOLE                  14400.0            3629
Genzyme                        COM   372917104   1504    16725.0 SH       SOLE                  16725.0
IBM                            COM   459200101    984    11578.0 SH       SOLE                  11050.0             528
Immucell Corp                  COM   452525306     16    10000.0 SH       SOLE                                    10000
Intel Corp                     COM   458140100   1011    33640.0 SH       SOLE                  32530.0            1110
Interpublic Group Co           COM   460690100   2965    69660.0 SH       SOLE                  45125.0           24965
Johnson & Johnson              COM   478160104   3344    31826.0 SH       SOLE                  21358.0           10668
Kroger, Co.                    COM   501044101   5065   187175.0 SH       SOLE                 126420.0           61920
Lexmark Intl, Inc.             COM   529771107    824    18600.0 SH       SOLE                  18600.0
Liz Claiborne                  COM   539320101   4885   117360.0 SH       SOLE                  68777.0           49063
Lowe's Companies               COM   548661107  13305   298985.0 SH       SOLE                 178155.0          121645
MBIA, Inc.                     COM   55262C100   1867    25185.0 SH       SOLE                  10070.0           15115
MGIC Investment                COM   552848103  11874   176076.0 SH       SOLE                 108571.0           67945
Markel Corp.                   COM   570535104   3450    19063.0 SH       SOLE                  12728.0            6452
Marshall & Ilsley              COM   571834100   2090    41123.0 SH       SOLE                   9640.0           31483
Martin Marietta Mat.           COM   573284106   5042   119207.0 SH       SOLE                  82172.0           37690
McDonalds                      COM   580135101   9658   284045.0 SH       SOLE                 170955.0          114000
Merck & Co                     COM   589331107   1156    12350.0 SH       SOLE                  11950.0             400
Mercury General Corp.          COM   589400100   5376   122540.0 SH       SOLE                  83170.0           40120
Merrill Lynch                  COM   590188108   1298    19030.0 SH       SOLE                  19030.0
Microsoft Corp                 COM   594918104   8613   198575.0 SH       SOLE                 119685.0           79450
Midwest Express Holdings, Inc. COM   597911106   1410    96030.0 SH       SOLE                  29810.0           66220
Motorola                       COM   620076109    550    27160.0 SH       SOLE                  27160.0
Pfizer Inc                     COM   717081103    694    15081.0 SH       SOLE                  15081.0
Philip Morris                  COM   718154107   1040    23635.0 SH       SOLE                  15000.0            8635
Proctor & Gamble               COM   742718109    219     2790.0 SH       SOLE                   2540.0             250
Questar Corp.                  COM   748356102    610    20300.0 SH       SOLE                  20300.0
RCN Corporation                COM   749361101   1071   169685.0 SH       SOLE                 122475.0           48140
Rogers Communication Cl B      COM   775109200    317    18650.0 SH       SOLE                  18650.0
Ross Stores, Inc.              COM   778296103    303    17960.0 SH       SOLE                  17960.0
Safeway, Inc.                  COM   786514208   9078   145246.0 SH       SOLE                  89056.0           56655
Scripps Co. (E.W.) - Cl A      COM   811054204   5338    84896.0 SH       SOLE                  63296.0           21985
Siliconix                      COM   827079203    276    12270.0 SH       SOLE                  12270.0
Solectron Corp.                COM   834182107    957    28235.0 SH       SOLE                  28235.0
Southtrust Corp                COM   844730101   2644    64972.0 SH       SOLE                  35020.0           29952
State Street Boston Corp       COM   857477103   1345    10825.0 SH       SOLE                  10825.0
Stilwell Financial, Inc.       COM   860831106   6104   154773.0 SH       SOLE                 115425.0           40028
Sun Microsystems               COM   866810104    270     9700.0 SH       SOLE                   9700.0
Target Corporation             COM   87612E106  10135   314271.0 SH       SOLE                 193256.0          122045
Telephone & Data Systems Inc.  COM   879433100    312     3465.0 SH       SOLE                   3465.0
Tellabs, Inc.                  COM   879664100  12695   224699.0 SH       SOLE                 136114.0           89145
Time Warner, Inc.              COM   887315109   3529    67563.0 SH       SOLE                  44351.0           23622
Tricon Global Restaurants      COM   895953107    727    22030.0 SH       SOLE                  21630.0             400
Tyco International, Ltd.       COM   902124106   2243    40410.0 SH       SOLE                  40410.0
U.S. Bancorp                   COM   902973106   4646   159185.0 SH       SOLE                 103120.0           57070
Unumprovident Corp.            COM   91529Y106    613    22815.0 SH       SOLE                  13760.0            9055
Valassis Communications, Inc.  COM   918866104    393    12450.0 SH       SOLE                  12450.0
Verizon Communications         COM   92343V104    518    10344.0 SH       SOLE                   8941.0            1403
Wells Fargo & Co               COM   949746101  10777   193522.0 SH       SOLE                 117040.0           77012
Worldcom, Inc.                 COM   98157D106   4861   345682.0 SH       SOLE                 205149.0          141648